Prospectus Supplement                                           225361 5/05

dated May 12, 2005 to:
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PUTNAM INTERNATIONAL GROWTH AND INCOME FUND
Prospectuses dated October 30, 2004

The third paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over the last five years is shown. The following table also shows the dollar range of shares of the fund owned by these professionals as of September 30, 2004, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.


---------------------------------------------------------------------------------------------
Portfolio Leader     Joined    Employer           Positions Over             Dollar Range of
                     Fund                         Past Five Years           Fund Shares Owned
---------------------------------------------------------------------------------------------
Pamela R.            2001      Putnam Management  Senior Portfolio Manager  $10,001 - $50,000
Holding                        1995 - Present     Previously, Associate
                                                  Director of Research,
                                                  Portfolio Manager and
                                                  Director of European
                                                  Research
---------------------------------------------------------------------------------------------
Portfolio            Joined    Employer           Positions Over             Dollar Range of
Member               Fund                         Past Five Years           Fund Shares Owned
---------------------------------------------------------------------------------------------
J. Frederick         2005      Putnam Management  Portfolio Manager                N/A*
Copper                         2001 - Present     Previously, Quantitative
                                                  Analyst
---------------------------------------------------------------------------------------------
                               Wellington         Quantitative Analyst
                               Management
                               Prior to Feb. 2001
---------------------------------------------------------------------------------------------

* Mr. Copper became a portfolio member of the fund after September 30, 2004.
